Capital and Leasing Commitments (Details 2) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
License Contract [Abstract]
Contractual capital commitments	$ 15,806	$ 19,569	$ 22,754	$ 25,607
Not later than one year [member]
License Contract [Abstract]
Contractual capital commitments	3,797	3,652	3,696	3,147
Later than one year and not later than five years [member]
License Contract [Abstract]
Contractual capital commitments	12,009	15,917	16,775	15,808
Later than five years [member]
License Contract [Abstract]
Contractual capital commitments	$ 0	$ 0	$ 2,283	$ 6,652